UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [    ]:  Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Somerset Asset Management LLC
Address:  90 South Seventh Street, Suite 4300
          Minneapolis, MN 55402

13F File Number:  28-11104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Murphy, Jr.
Title:		Chief Executive Officer
Phone:		(612) 317-2140

Signature, Place and Date of Signing:


_/s/John M. Murphy, Jr.___ Minneapolis, Minnesota, Date: August 7, 2009 John M. Murphy, Jr.

Report type: (Check only one.):

[ X  ]	13F HOLDINGS REPORT
[    ]	13F NOTICE
[    ]	13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	120
Form 13F Information Table Value Total:	$ 156,344 (in thousands)

List of Other Included Managers: 	None

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
                                                                 FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
3M CO                          CS             88579Y101  12,621   209,962  SH       Sole                 0        0       209,962
ABBOTT LABS                    CS             002824100     771    16,402  SH       Sole                 0        0        16,402
ALLSCRIPTS HEALTHCARE SOLUTI   CS             01988P108     377    23,752  SH       Sole                 0        0        23,752
AMERICAN CAMPUS CMNTYS INC     CS             024835100     316    14,296  SH       Sole                 0        0        14,296
APOLLO GROUP INC               CS             037604105     356     5,041  SH       Sole                 0        0         5,041
APPLE COMPUTER INC             CS             037833100   2,780    19,524  SH       Sole                 0        0        19,524
AT&T INC                       CS             00206R102   6,333   255,150  SH       Sole                 0        0       255,150
BANK OF NEW YORK MELLON CORP   CS             064058100   1,576    53,810  SH       Sole                 0        0        53,810
BEMIS INC                      CS             081437105   1,617    64,192  SH       Sole                 0        0        64,192
BOSTON SCIENTIFIC CORP         CS             101137107     151    14,925  SH       Sole                 0        0        14,925
BROADCOM CORP                  CS             111320107     205     8,339  SH       Sole                 0        0         8,339
BURLINGTON NORTHN SANTA FE C   CS             12189T104   1,814    24,636  SH       Sole                 0        0        24,636
C H ROBINSON WORLDWIDE INC     CS             12541W209  22,190   425,469  SH       Sole                 0        0       425,469
CATERPILLAR INC DEL            CS             149123101     432    13,182  SH       Sole                 0        0        13,182
CERNER CORP                    CS             156782104   1,645    26,499  SH       Sole                 0        0        26,499
CHEVRONTEXACO CORP             CS             166764100   2,059    30,968  SH       Sole                 0        0        30,968
CISCO SYS INC                  CS             17275R102     682    36,743  SH       Sole                 0        0        36,743
CORNING INC                    CS             219350105   2,130   133,125  SH       Sole                 0        0       133,125
CYBERSOURCE CORP               CS             23251J106     283    18,647  SH       Sole                 0        0        18,647
DOMINION RES INC VA NEW        CS             25746U109     321     9,640  SH       Sole                 0        0         9,640
EATON VANCE TAX MNG GBL DV E   CS             27829F108     127    11,804  SH       Sole                 0        0        11,804
EMERSON ELEC CO                CS             291011104     290     8,875  SH       Sole                 0        0         8,875
ENERGY TRANSFER PRTNRS L P     CS             29273R109     428    10,630  SH       Sole                 0        0        10,630
EXELON CORP                    CS             30161N101     366     7,153  SH       Sole                 0        0         7,153
EXXON MOBIL CORP               CS             30231G102   2,526    36,148  SH       Sole                 0        0        36,148
FIRST SOLAR INC                CS             336433107     245     1,553  SH       Sole                 0        0         1,553
FIRST TR VALUE LINE DIVID IN S ETF            33734H106     122    10,949  SH       Sole                 0        0        10,949
FPL GROUP INC                  CS             302571104   2,691    47,305  SH       Sole                 0        0        47,305
FRONTLINE LTD                  CS             G3682E127     346    14,261  SH       Sole                 0        0        14,261
GENERAL ELEC CO                CS             369604103   1,766   151,269  SH       Sole                 0        0       151,269
GENERAL MLS INC                CS             370334104   2,913    52,015  SH       Sole                 0        0        52,015
GOLDMAN SACHS GROUP INC        CS             38141G104   2,642    18,002  SH       Sole                 0        0        18,002
GOOGLE INC                     CS             38259P508   1,703     4,035  SH       Sole                 0        0         4,035
GRACO INC                      CS             384109104     365    16,554  SH       Sole                 0        0        16,554
HANSEN MEDICAL INC             CS             411307101     786   161,573  SH       Sole                 0        0       161,573
HEWLETT PACKARD CO             CS             428236103   1,977    51,140  SH       Sole                 0        0        51,140
HMS HLDGS CORP                 CS             40425J101     877    21,668  SH       Sole                 0        0        21,668
HOLOGIC INC                    CS             436440101   1,833   128,566  SH       Sole                 0        0       128,566
HONEYWELL INTL INC             CS             438516106     378    12,035  SH       Sole                 0        0        12,035
ING CLARION GLB RE EST INCM    CS             44982G104     101    20,781  SH       Sole                 0        0        20,781
INTEL CORP                     CS             458140100     263    15,852  SH       Sole                 0        0        15,852
INTERNATIONAL BUSINESS MACHINE CS             459200101     417     3,999  SH       Sole                 0        0         3,999
INTUITIVE SURGICAL INC         CS             46120E602   1,304     7,994  SH       Sole                 0        0         7,994
ISHARES TR 1-3 YR TRS BD       ETF            464287457   2,597    31,025  SH       Sole                 0        0        31,025
ISHARES TR 7-10 YR TRS BD      ETF            464287440   2,833    31,274  SH       Sole                 0        0        31,274
ISHARES TR FTSE XNHUA IDX      ETF            464287184     753    19,601  SH       Sole                 0        0        19,601
ISHARES TR GLDM SACHS TEC      ETF            464287549     422    10,000  SH       Sole                 0        0        10,000
ISHARES TR GS CORP BD FD       ETF            464287242     247     2,459  SH       Sole                 0        0         2,459
ISHARES TR MSCI EMERG MKT      ETF            464287234   1,458    45,317  SH       Sole                 0        0        45,317
ISHARES TR MSCI GRW IDX        ETF            464288885     475    10,285  SH       Sole                 0        0        10,285
ISHARES TR RUSL 2000 GROW      ETF            464287648     281     4,952  SH       Sole                 0        0         4,952
ISHARES TR RUSL 2000 VALU      ETF            464287630     232     4,988  SH       Sole                 0        0         4,988
ISHARES TR RUSSELL1000GRW      ETF            464287614     946    23,044  SH       Sole                 0        0        23,044
ISHARES TR RUSSELL1000VAL      ETF            464287598     717    15,055  SH       Sole                 0        0        15,055
ISHARES TR S&G GL MATERIA      ETF            464288695     719    15,350  SH       Sole                 0        0        15,350
ISHARES TR SANDP LTN AM 40     ETF            464287390     641    18,549  SH       Sole                 0        0        18,549
ISHARES TR US TIPS BD FD       ETF            464287176   2,695    26,546  SH       Sole                 0        0        26,546
J P MORGAN CHASE AND CO        CS             46625H100     475    13,935  SH       Sole                 0        0        13,935
JACOBS ENGR GROUP INC DEL      CS             469814107     620    14,719  SH       Sole                 0        0        14,719
JDS UNIPHASE CORP              CS             46612J507      72    12,660  SH       Sole                 0        0        12,660
JOHNSON AND JOHNSON            CS             478160104     543     9,524  SH       Sole                 0        0         9,524
LILLY ELI AND CO               CS             532457108   1,585    45,788  SH       Sole                 0        0        45,788
MACQUARIE INFRASTR CO LLC      CS             55608B105      68    16,695  SH       Sole                 0        0        16,695
MCDONALDS CORP                 CS             580135101   2,060    35,885  SH       Sole                 0        0        35,885
MEDTRONIC INC                  CS             585055106     225     6,445  SH       Sole                 0        0         6,445
MICROSOFT CORP                 CS             594918104     210     8,815  SH       Sole                 0        0         8,815
MONSANTO CO NEW                CS             61166W101   3,451    46,504  SH       Sole                 0        0        46,504
MOSAIC CO                      CS             61945A107   1,054    23,489  SH       Sole                 0        0        23,489
NOKIA CORP                     ADR            654902204   1,194    81,933  SH       Sole                 0        0        81,933
NORTHERN TR CORP               CS             665859104     557    10,350  SH       Sole                 0        0        10,350
NUCOR CORP                     CS             670346105     585    13,166  SH       Sole                 0        0        13,166
OIL SVC HOLDRS TR DEPOSTRY RCP ETF            678002106     876     8,900  SH       Sole                 0        0         8,900
ORACLE CORP                    CS             68389X105   3,422   159,962  SH       Sole                 0        0       159,962
PEPSICO INC                    CS             713448108   2,162    39,424  SH       Sole                 0        0        39,424
PETROHAWK ENERGY CORP          CS             716495106   2,144    96,035  SH       Sole                 0        0        96,035
POTLATCH CORP NEW              CS             737630103     206     8,457  SH       Sole                 0        0         8,457
POWERSHARES ETF TRUST DYN BIOT ETF            73935X856     527    37,656  SH       Sole                 0        0        37,656
POWERSHARES ETF TRUST DYNM MC  ETF            73935X807     285    20,158  SH       Sole                 0        0        20,158
POWERSHARES QQQ TRUST UNIT SER ETF            73935A104     610    16,804  SH       Sole                 0        0        16,804
POWERSHS DB MULTI SECT COMM DB ETF            73936B408     666    26,172  SH       Sole                 0        0        26,172
PROCTER AND GAMBLE CO          CS             742718109   2,546    49,837  SH       Sole                 0        0        49,837
RESEARCH IN MOTION LTD         CS             760975102     397     5,594  SH       Sole                 0        0         5,594
ROYAL BK SCOTLAND GROUP PLC SP ADR            780097739     141    12,925  SH       Sole                 0        0        12,925
RYDEX ETF TRUST SANDP 500 EQ T ETF            78355W106     219     7,102  SH       Sole                 0        0         7,102
SALESFORCE COM INC             CS             79466L302     301     7,842  SH       Sole                 0        0         7,842
SANMINA SCI CORP               CS             800907107      56   128,416  SH       Sole                 0        0       128,416
SANOFI-SYNTHELABO              ADR            80105N105     367    12,511  SH       Sole                 0        0        12,511
SCHLUMBERGER LTD               CS             806857108   1,034    19,126  SH       Sole                 0        0        19,126
SELECT SECTOR SPDR TR SBI INT- ETF            81369Y506   1,014    21,029  SH       Sole                 0        0        21,029
SELECT SECTOR SPDR TR SBI INT- ETF            81369Y886     357    12,725  SH       Sole                 0        0        12,725
SOUTHERN COPPER CORP           CS             84265V105   1,022    50,018  SH       Sole                 0        0        50,018
SPDR GOLD TRUST GOLD SHS       ETF            78463V107   3,483    38,217  SH       Sole                 0        0        38,217
SPDR TR UNIT SER 1             ETF            78462F103     307     3,357  SH       Sole                 0        0         3,357
ST MARY LD AND EXPL CO         CS             792228108   1,978    94,771  SH       Sole                 0        0        94,771
TAIWAN SEMICONDUCTOR MFG LTD   ADR            874039100     213    22,650  SH       Sole                 0        0        22,650
TARGET CORP                    CS             87612E106   2,179    55,093  SH       Sole                 0        0        55,093
TCF FINL CORP                  CS             872275102     506    38,102  SH       Sole                 0        0        38,102
TEXAS INSTRS INC               CS             882508104     559    26,152  SH       Sole                 0        0        26,152
THERMOGENESIS CORP             CS             883623209     115   182,069  SH       Sole                 0        0       182,069
TRAVELERS COMPANIES INC        CS             89417E109   1,059    25,827  SH       Sole                 0        0        25,827
URS CORP NEW                   CS             903236107   2,009    40,661  SH       Sole                 0        0        40,661
US BANCORP DEL                 CS             902973304   6,479   361,823  SH       Sole                 0        0       361,823
VANGUARD INDEX TR SMLL CP VIPE ETF            922908751     393     8,527  SH       Sole                 0        0         8,527
VENTAS INC                     CS             92276F100     439    14,775  SH       Sole                 0        0        14,775
VERIZON COMMUNICATIONS         CS             92343V104     402    13,033  SH       Sole                 0        0        13,033
VISA INC                       CS             92826C839   2,529    40,733  SH       Sole                 0        0        40,733
WAL MART STORES INC            CS             931142103     244     5,035  SH       Sole                 0        0         5,035
WATSCO INC                     CS             942622200     214     4,363  SH       Sole                 0        0         4,363
WELLS FARGO AND CO NEW         CS             949746101   2,365    97,498  SH       Sole                 0        0        97,498
WEYERHAEUSER CO                CS             962166104     248     8,150  SH       Sole                 0        0         8,150
XCEL ENERGY INC                CS             98389B100     261    14,264  SH       Sole                 0        0        14,264

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